Summary Of Significant Accounting Policies	12 Months Ended
Jul. 02, 2011
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

The Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the U.S. (GAAP).

The preparation of the Consolidated Financial Statements in conformity with GAAP requires management to make use of estimates and assumptions that affect the reported amount of assets and liabilities, revenues and expenses and certain financial statement disclosures. Significant estimates in these Consolidated Financial Statements include allowances for doubtful accounts receivable, net realizable value of inventories, the cost of sales incentives, useful lives of property and identifiable intangible assets, the evaluation of the recoverability of property, identifiable intangible assets and goodwill, self-insurance reserves, income tax and valuation reserves, the valuation of assets and liabilities acquired in business combinations, assumptions used in the determination of the funded status and annual expense of pension and postretirement employee benefit plans, and the volatility, expected lives and forfeiture rates for stock compensation instruments granted to employees. Actual results could differ from these estimates.

Foreign Currency Translation Foreign currency denominated assets and liabilities are translated into U.S. dollars at exchange rates existing at the respective balance sheet dates. Translation adjustments resulting from fluctuations in exchange rates are recorded as a separate component of other comprehensive income within common stockholders' equity. The corporation translates the results of operations of its foreign subsidiaries at the average exchange rates during the respective periods. Gains and losses resulting from foreign currency transactions, the amounts of which are not material, are included in net income.

Reacquired Shares The corporation is incorporated in the state of Maryland and under those laws reacquired shares are retired. As shares are reacquired, the cost in excess of par value first reduces capital surplus, to the extent available, with any residual cost applied against retained earnings.

Sales Recognition and Incentives The corporation recognizes sales when they are realized or realizable and earned. The corporation considers revenue realized or realizable and earned when persuasive evidence of an arrangement exists, delivery of products has occurred, the sales price charged is fixed or determinable, and collectibility is reasonably assured. For the corporation, this generally means that we recognize sales when title to and risk of loss of our products pass to our resellers or other customers. In particular, title usually transfers upon receipt of our product at our customers' locations, or upon shipment, as determined by the specific sales terms of the transactions.

Sales are recognized as the net amount to be received after deducting estimated amounts for sales incentives, trade allowances and product returns. The corporation estimates trade allowances and product returns based on historical results taking into consideration the customer, transaction and specifics of each arrangement. The corporation provides a variety of sales incentives to resellers and consumers of its products, and the policies regarding the recognition and display of these incentives within the Consolidated Statements of Income are as follows:

Discounts, Coupons and Rebates The cost of these incentives is recognized at the later of the date at which the related sale is recognized or the date at which the incentive is offered. The cost of these incentives is estimated using a number of factors, including historical utilization and redemption rates. Substantially all cash incentives of this type are included in the determination of net sales. Incentives offered in the form of free product are included in the determination of cost of sales.

Slotting Fees Certain retailers require the payment of slotting fees in order to obtain space for the corporation's products on the retailer's store shelves. The cost of these fees is recognized at the earlier of the date cash is paid or a liability to the retailer is created. These amounts are included in the determination of net sales.

Volume-Based Incentives These incentives typically involve rebates or refunds of a specified amount of cash only if the reseller reaches a specified level of sales. Under incentive programs of this nature, the corporation estimates the incentive and allocates a portion of the incentive to reduce each underlying sales transaction with the customer.

Cooperative Advertising Under these arrangements, the corporation agrees to reimburse the reseller for a portion of the costs incurred by the reseller to advertise and promote certain of the corporation's products. The corporation recognizes the cost of cooperative advertising programs in the period in which the advertising and promotional activity first takes place. The costs of these incentives are generally included in the determination of net sales.

Fixtures and Racks Store fixtures and racks are given to retailers to display certain of the corporation's products. The costs of these fixtures and racks are recognized as expense in the period in which they are delivered to the retailer.

Advertising Expense Advertising costs, which include the development and production of advertising materials and the communication of this material through various forms of media, are expensed in the period the advertising first takes place. Advertising expense is recognized in the "Selling, general and administrative expenses" line in the Consolidated Statements of Income. Total media advertising expense for continuing operations was $199 million in 2011, $202 million in 2010 and $152 million in 2009.

Contingent Sale Proceeds The corporation sold its European cut tobacco business in 1999. Under the terms of that agreement, the corporation was to receive an annual cash payment of € 95 million if tobacco continued to be a legal product in the Netherlands, Germany and Belgium through July 15, 2009. The contingencies associated with the final payment in 2010 and prior payments passed in the first quarter of each fiscal year and the corporation received the annual payments and recorded income in the contingent sales proceeds line in the Consolidated Statements of Income. The payments received increased diluted earnings per share by $0.19 in 2010 and $0.21 in 2009.

Cash and Equivalents All highly liquid investments purchased with a maturity of three months or less at the time of purchase are considered to be cash equivalents.

Accounts Receivable Valuation Accounts receivable are stated at their net realizable value. The allowance for doubtful accounts reflects the corporation's best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information.

Shipping and Handling Costs Shipping and handling costs are $461 million in 2011, $460 million in 2010 and $510 million in 2009. These costs are recognized in the "Selling, general and administrative expenses" line of the Consolidated Statements of Income.

Prior to 2011, the corporation's shipping and handling costs were being recognized in the Selling, general and administrative expenses (SG&A) line of the Consolidated Income Statement with the exception of the North American Foodservice and International Beverage business segments, where a portion of these costs were being recognized in Cost of sales. Beginning in 2011, the corporation is now reporting all shipping and handling costs incurred after a product is considered complete and ready for sale in SG&A. The impact of this change is considered to be immaterial to the consolidated annual financial statements.

Inventory Valuation Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out (FIFO) method. Rebates, discounts and other cash consideration received from a vendor related to inventory purchases is reflected as a reduction in the cost of the related inventory item, and is therefore, reflected in cost of sales when the related inventory item is sold.

Recognition and Reporting of Planned Business Dispositions When a decision to dispose of a business component is made, it is necessary to determine how the results will be presented within the financial statements and whether the net assets of that business are recoverable. The following summarizes the significant accounting policies and judgments associated with a decision to dispose of a business.

Discontinued Operations A discontinued operation is a business component that meets several criteria. First, it must be possible to clearly distinguish the operations and cash flows of the component from other portions of the business. Second, the operations need to have been sold or classified as held for sale. Finally, after the disposal, the cash flows of the component must be eliminated from continuing operations and the corporation may not have any significant continuing involvement in the business. Significant judgments are involved in determining whether a business component meets the criteria for discontinued operation reporting and the period in which these criteria are met.

If a business component is reported as a discontinued operation, the results of operations through the date of sale are presented on a separate line of the income statement. Interest on corporate level debt is not allocated to discontinued operations. Any gain or loss recognized upon the disposition of a discontinued operation is also reported on a separate line of the income statement. Prior to disposition, the assets and liabilities of discontinued operations are aggregated and reported on separate lines of the balance sheet.

Gains and losses related to the sale of business components that do not meet the discontinued operation criteria are reported in continuing operations and separately disclosed, if significant.

Businesses Held for Sale In order for a business to be classified as held for sale, several criteria must be achieved. These criteria include, among others, an active program to market the business and locate a buyer, as well as the probable disposition of the business within one year. Upon being classified as held for sale, the recoverability of the carrying value of a business must be assessed. Evaluating the recoverability of the assets of a business classified as held for sale follows a defined order in which property and intangible assets subject to amortization are considered only after the recoverability of goodwill, intangible assets not subject to amortization and other assets are assessed. After the valuation process is completed, the held for sale business is reported at the lower of its carrying value or fair value less cost to sell and no additional depreciation expense is recognized related to property. The carrying value of a held for sale business includes the portion of the cumulative translation adjustment related to the operation.

Businesses Held for Use If a decision to dispose of a business is made and the held for sale criteria are not met, the business is considered held for use and its assets are evaluated for recoverability in the following order: assets other than goodwill; property and intangibles subject to amortization; and finally, goodwill. In evaluating the recoverability of property and intangible assets subject to amortization, in a held for use business, the carrying value of the business is first compared to the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the operation. If the carrying value exceeds the undiscounted expected cash flows, then an impairment is recognized if the carrying value of the business exceeds its fair value.

There are inherent judgments and estimates used in determining future cash flows and it is possible that additional impairment charges may occur in future periods. In addition, the sale of a business can result in the recognition of a gain or loss that differs from that anticipated prior to the closing date.

Property Property is stated at historical cost and depreciation is computed using the straight-line method over the lives of the assets. Machinery and equipment are depreciated over periods ranging from 3 to 25 years and buildings and building improvements over periods of up to 40 years. Additions and improvements that substantially extend the useful life of a particular asset and interest costs incurred during the construction period of major properties are capitalized. Leasehold improvements are capitalized and amortized over the shorter of the remaining lease term or remaining economic useful life. Repairs and maintenance costs are charged to expense. Upon sale or disposition of a property element, the cost and related accumulated depreciation are removed from the accounts. Capitalized interest was $11 million in 2011, $10 million in 2010 and $10 million in 2009.

Property is tested for recoverability whenever events or changes in circumstances indicate that its carrying value may not be recoverable. Such events include significant adverse changes in the business climate, current period operating or cash flow losses, forecasted continuing losses or a current expectation that an asset group will be disposed of before the end of its useful life. Recoverability of property is evaluated by a comparison of the carrying amount of an asset or asset group to future net undiscounted cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds the estimated future undiscounted cash flows then an asset is not recoverable. The impairment loss recognized is the amount by which the carrying amount of the asset exceeds the estimated fair value using discounted estimated future cash flows.

Assets that are to be disposed of by sale are recognized in the financial statements at the lower of carrying amount or fair value, less cost to sell, and are not depreciated after being classified as held for sale. In order for an asset to be classified as held for sale, the asset must be actively marketed, be available for immediate sale and meet certain other specified criteria.

Trademarks and Other Identifiable Intangible Assets The primary identifiable intangible assets of the corporation are trademarks and customer relationships acquired in business combinations and computer software. The corporation capitalizes direct costs of materials and services used in the development and purchase of internal-use software. Identifiable intangibles with finite lives are amortized and those with indefinite lives are not amortized. The estimated useful life of a finite-lived identifiable intangible asset is based upon a number of factors, including the effects of demand, competition, expected changes in distribution channels and the level of maintenance expenditures required to obtain future cash flows.

Identifiable intangible assets that are subject to amortization are evaluated for impairment using a process similar to that used in evaluating the recoverability of property, plant and equipment. Identifiable intangible assets not subject to amortization are assessed for impairment at least annually and as triggering events may occur. The impairment test for identifiable intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying amount. An impairment loss is recognized for the amount by which the carrying value exceeds the fair value of the asset. In making this assessment, management relies on a number of factors to discount estimated future cash flows including operating results, business plans and present value techniques. Rates used to discount cash flows are dependent upon interest rates and the cost of capital at a point in time. There are inherent assumptions and judgments required in the analysis of intangible asset impairment. It is possible that assumptions underlying the impairment analysis will change in such a manner that impairment in value may occur in the future.

Goodwill Goodwill is the difference between the purchase price and the fair value of the assets acquired and liabilities assumed in a business combination. When a business combination is completed, the assets acquired and liabilities assumed are assigned to the reporting unit or units of the corporation given responsibility for managing, controlling and generating returns on these assets and liabilities. Reporting units are business components at or one level below the operating segment level for which discrete financial information is available and reviewed by segment management. In many instances, all of the acquired assets and liabilities are assigned to a single reporting unit and in these cases all of the goodwill is assigned to the same reporting unit. In those situations in which the acquired assets and liabilities are allocated to more than one reporting unit, the goodwill to be assigned to each reporting unit is determined in a manner similar to how the amount of goodwill recognized in the business combination is determined.

Goodwill is not amortized; however, it is assessed for impairment at least annually and as triggering events may occur. The corporation previously performed its annual review for impairment in the second quarter of each fiscal year but moved its testing to the fourth quarter beginning in fiscal year 2010 in order to better align the impairment review with the corporation's long-range planning process. Recoverability of goodwill is evaluated using a two-step process. The first step involves a comparison of the fair value of a reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second step of the process is necessary and involves a comparison of the implied fair value and the carrying value of the goodwill of that reporting unit. If the carrying value of the goodwill of a reporting unit exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to the excess.

In evaluating the recoverability of goodwill, it is necessary to estimate the fair values of the reporting units. In making this assessment, management relies on a number of factors to discount anticipated future cash flows, including operating results, business plans and present value techniques. The fair value of reporting units is estimated based on a weighting of two models – a discounted cash flow model and a market multiple model. The discounted cash flow model uses management's business plans and projections as the basis for expected future cash flows for the first three years and a 2% to 4% residual growth rate thereafter depending on the growth prospects for the reporting unit. The market multiple approach employs market multiples of revenues and earnings for companies comparable to the corporation's reporting units. Management believes the assumptions used for the impairment test are consistent with those utilized by a market participant performing similar valuations for our reporting units. A separate discount rate derived from published sources was utilized for each reporting unit and, on a weighted average basis, the discount rate used was 9.8%.

Rates used to discount cash flows are dependent upon interest rates, market-based risk premium and the cost of capital at a point in time. Because some of the inherent assumptions and estimates used in determining the fair value of these reporting units are outside the control of management, including interest rates, market-based risk premium, the cost of capital, and tax rates, changes in these underlying assumptions and our credit rating can also adversely impact the business units' fair values. The amount of any impairment is dependent on these factors, which cannot be predicted with certainty.

Exit and Disposal Activities Exit and disposal activities primarily consist of various actions to sever employees, exit certain contractual obligations and dispose of certain assets. Charges are recognized for these actions at their fair value in the period in which the liability is incurred. Adjustments to previously recorded charges resulting from a change in estimated liability are recognized in the period in which the change is identified. Our methodology used to record these charges is described below.

Severance Severance actions initiated by the corporation are generally covered under previously communicated benefit arrangements under GAAP, which provides for termination benefits in the event that an employee is involuntarily terminated. Liabilities are recorded under these arrangements when it is probable that employees will be entitled to benefits and the amount can be reasonably estimated. This generally occurs when management with the appropriate level of authority approves an action to terminate employees who have been identified and targeted for termination within one year.

Noncancelable Lease and Contractual Obligations Liabilities are incurred for noncancelable lease and other contractual obligations when the corporation terminates the contract in accordance with contract terms or when the corporation ceases using the right conveyed by the contract or exits the leased space. The charge for these items is determined based on the fair value of remaining lease rentals reduced by the fair value of estimated sublease rentals that could reasonably be obtained for the property, estimated using an expected present value technique.

Other For other costs associated with exit and disposal activities, a charge is recognized at its fair value in the period in which the liability is incurred, estimated using an expected present value technique, generally when the services are rendered.

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Stock-Based Compensation The corporation recognizes the cost of employee services received in exchange for awards of equity instruments based upon the grant date fair value of those awards.

Income Taxes As a global commercial enterprise, the corporation's tax rate from period to period is affected by many factors. The most significant of these factors includes changes in tax legislation, the global mix of earnings, the tax characteristics of the corporation's income, the timing and recognition of goodwill impairments, acquisitions and dispositions and the portion of the income of foreign subsidiaries that is expected to be repatriated to the U.S. and be taxable. In addition, the corporation's tax returns are routinely audited and finalization of issues raised in these audits sometimes affects the tax provision. It is reasonably possible that tax legislation in the jurisdictions in which the corporation does business may change in future periods. While such changes cannot be predicted, if they occur, the impact on the corporation's tax assets and obligations will need to be measured and recognized in the financial statements.

Deferred taxes are recognized for the future tax effects of temporary differences between financial and income tax reporting using tax rates for the years in which the differences are expected to reverse. Federal income taxes are provided on that portion of the income of foreign subsidiaries that are expected to be remitted to the U.S. and be taxable.

The management of the corporation periodically estimates the probable tax obligations of the corporation using historical experience in tax jurisdictions and informed judgments in accordance with GAAP. For a tax benefit to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by the taxing authority. The corporation adjusts these reserves in light of changing facts and circumstances; however, due to the complexity of some of these situations, the ultimate payment may be materially different from the estimated recorded amounts. Any adjustment to a tax reserve impacts the corporation's tax expense in the period in which the adjustment is made.

Defined Benefit, Postretirement and Life-Insurance Plans The corporation recognizes the funded status of defined pension and postretirement plans in the Consolidated Balance Sheet. The funded status is measured as the difference between the fair market value of the plan assets and the benefit obligation. The corporation measures its plan assets and liabilities as of its fiscal year end. For a defined benefit pension plan, the benefit obligation is the projected benefit obligation; for any other defined benefit postretirement plan, such as a retiree health care plan, the benefit obligation is the accumulated postretirement benefit obligation. Any overfunded status should be recognized as an asset and any underfunded status should be recognized as a liability. Any transitional asset/(liability), prior service cost (credit) or actuarial (gain)/loss that has not yet been recognized as a component of net periodic cost is recognized in the accumulated other comprehensive income section of the Consolidated Statements of Equity, net of tax. Accumulated other comprehensive income will be adjusted as these amounts are subsequently recognized as a component of net periodic benefit costs in future periods.

Financial Instruments The corporation uses financial instruments, including forward exchange, options, futures and swap contracts, to manage its exposures to movements in interest rates, foreign exchange rates and commodity prices. The use of these financial instruments modifies the exposure of these risks with the intent to reduce the risk or cost to the corporation. The corporation does not use derivatives for trading purposes and is not a party to leveraged derivatives.

The corporation uses either hedge accounting or mark-to-market accounting for its derivative instruments. Under hedge accounting, the corporation formally documents its hedge relationships, including identification of the hedging instruments and the hedged items, as well as its risk management objectives and strategies for undertaking the hedge transaction. This process includes linking derivatives that are designated as hedges of specific assets, liabilities, firm commitments or forecasted transactions. The corporation also formally assesses, both at inception and at least quarterly thereafter, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in either the fair value or cash flows of the hedged item. If it is determined that a derivative ceases to be a highly effective hedge, or if the anticipated transaction is no longer likely to occur, the corporation discontinues hedge accounting and any deferred gains or losses are recorded in the "Selling, general and administrative expenses" line in the Consolidated Statements of Income. Derivatives are recorded in the Consolidated Balance Sheets at fair value in other assets and other liabilities. For more information about accounting for derivatives see Note 15, "Financial Instruments."

Self-Insurance Reserves The corporation purchases third-party insurance for workers' compensation, automobile and product and general liability claims that exceed a certain level. The corporation is responsible for the payment of claims under these insured limits. The undiscounted obligation associated with these claims is accrued based on estimates obtained from consulting actuaries. Historical loss development factors are utilized to project the future development of incurred losses, and these amounts are adjusted based upon actual claim experience and settlements. Accrued reserves, excluding any amounts covered by insurance, were $86 million as of July 2, 2011 and $76 million as of July 3, 2010.

Business Acquisitions With respect to business acquisitions, the corporation is required to recognize and measure the identifiable assets acquired, liabilities assumed, contractual contingencies, contingent consideration and any noncontrolling interest in an acquired business at fair value on the acquisition date. In addition, the accounting guidance also requires expensing acquisition costs when incurred, restructuring costs in periods subsequent to the acquisition date, and any adjustments to deferred tax asset valuation allowances and acquired uncertain tax positions after the measurement period to be reflected in income tax expense.

Variable Interest Entities The corporation consolidates variable interest entities ("VIEs") of which it is the primary beneficiary. Legal entities with which the corporation becomes involved are assessed to determine whether such entities are VIEs and, if so, whether or not the corporation is the primary beneficiary. In general, the corporation determines whether it is the primary beneficiary of a VIE through a qualitative analysis of risk, which identifies which variable interest holder absorbs the majority of the financial risk or rewards and variability of the VIE. In performing this analysis, we consider all relevant facts and circumstances, including: the design and activities of the VIE, terms of VIE contracts, identification of other variable interest holders, our explicit arrangements and our implicit variable interests.